Note (Details Narrative) - Promissory Note Purchase Agreement [Member] - USD ($)	1 Months Ended		6 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Sep. 30, 2024	Sep. 24, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount				$ 1,000,000
Interest rate			6.00%
Bin Fu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal payment			$ 100,000
Accrued interest			$ 115
Bin Fu [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal payment	$ 800,000
Bin Fu [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal payment		$ 100,000